UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

 James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2016

Date of reporting period:  June 30, 2015

Item 1. Schedule of Investments.

Great Lakes Bond Fund
Schedule of Investments
June 30, 2015 (Unaudited)

Description	Par	Value
CORPORATE BONDS - 52.9%
Consumer Discretionary - 5.7%
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022	$95,000	$100,225
Ameristar Casinos, Inc.
7.500%, 04/15/2021	131,000	139,351
AutoZone, Inc.
3.125%, 07/15/2023	100,000	97,146
Belo Corp.
7.250%, 09/15/2027	95,000	100,225
Bon-Ton Department Stores
8.000%, 06/15/2021	175,000	135,187
Brunswick Corp.
7.375%, 09/01/2023	32,000	35,040
Caesars Growth Properties
9.375%, 05/01/2022 (a)	75,000	56,625
CCO Holdings LLC
6.625%, 01/31/2022	87,000	90,915
Coach, Inc.
4.250%, 04/01/2025	250,000	240,576
Comcast Corp.
4.750%, 03/01/2044	150,000	152,630
ERAC USA Finance LLC
2.350%, 10/15/2019 (a)	150,000	149,170
Greektown Holdings LLC
8.875%, 03/15/2019 (a)	75,000	79,125
Grupo Televisa SAB
5.000%, 05/13/2045	250,000	239,750
Guitar Center, Inc.
6.500%, 04/15/2019 (a)	75,000	69,000
Harman International Industries, Inc.
4.150%, 05/15/2025	250,000	246,872
Hillman Group, Inc.
6.375%, 07/15/2022 (a)	75,000	71,250
KB Home
7.250%, 06/15/2018	75,000	81,750
Lamar Media Corp.
5.000%, 05/01/2023	75,000	74,437
Lennar Corp.
4.750%, 05/30/2025	150,000	146,250
LIN Television Corp.
6.375%, 01/15/2021	75,000	76,969
Macy's Retail Holdings, Inc.
2.875%, 02/15/2023	150,000	144,644
McGraw-Hill Global Education
9.750%, 04/01/2021	135,000	149,175

MGM Resorts International
6.625%, 12/15/2021	75,000	78,750
Netflix, Inc.
5.375%, 02/01/2021	100,000	104,250
Numericable Group SA
4.875%, 05/15/2019 (a)	75,000	74,438
Pulte Group, Inc.
6.375%, 05/15/2033	115,000	117,013
Quebecor Media, Inc.
5.750%, 01/15/2023	75,000	75,094
Ruby Tuesday, Inc.
7.625%, 05/15/2020	74,000	76,405
Scientific Games Corp.
8.125%, 09/15/2018	15,000	14,250
Scientific Games International, Inc.
6.250%, 09/01/2020	175,000	136,938
Scripps Networks
2.800%, 06/15/2020	300,000	295,876
Service Corp. International
7.500%, 04/01/2027	70,000	80,850
Tenneco, Inc.
5.375%, 12/15/2024	100,000	103,250
Time, Inc.
5.750%, 04/15/2022 (a)	75,000	72,750
Viacom, Inc.
4.375%, 03/15/2043	150,000	121,967
Walt Disney Co.
1.100%, 12/01/2017	200,000	199,954
Whirlpool Corp.
2.400%, 03/01/2019	100,000	101,008
		4,329,105
Consumer Staples - 3.4%
Alliance One International, Inc.
9.875%, 07/15/2021	155,000	136,206
Aramark Services, Inc.
5.750%, 03/15/2020	80,000	83,670
Bunge Ltd. Finance Corp.
3.200%, 06/15/2017	150,000	154,518
Cencosud
4.875%, 01/20/2023 (a)	250,000	252,090
Central Garden & Pet Co.
8.250%, 03/01/2018	67,000	68,775
Clorox Co.
3.500%, 12/15/2024	250,000	247,685
Cott Beverages, Inc.
5.375%, 07/01/2022	75,000	72,938
Diageo Capital
4.828%, 07/15/2020	100,000	110,751
Diamond Foods, Inc.
7.000%, 03/15/2019 (a)	75,000	77,063
Grupo Bimbo SAB de CV
4.875%, 06/27/2044 (a)	200,000	187,636

Harbinger Group, Inc.
7.750%, 01/15/2022	80,000	78,300
Hearthside Group Holdings
6.500%, 05/01/2022 (a)	75,000	72,000
HJ Heinz Co.
6.375%, 07/15/2028	175,000	196,000
Ingles Markets, Inc.
5.750%, 06/15/2023	54,000	55,150
Land O' Lakes Capital Trust I
7.450%, 03/15/2028 (a)	40,000	42,700
Pepsico, Inc.
2.750%, 04/30/2025	250,000	239,224
Post Holdings, Inc.
7.375%, 02/15/2022	124,000	126,635
Sysco Corp.
2.600%, 06/12/2022	200,000	195,578
TreeHouse Foods, Inc.
4.875%, 03/15/2022	75,000	75,750
Wesfarmers Ltd.
1.874%, 03/20/2018 (a)	100,000	100,244
		2,572,913
Energy - 4.8%
Alpha Natural Resources, Inc.
6.000%, 06/01/2019	195,000	13,650
Arch Coal, Inc.
8.000%, 01/15/2019 (a)	75,000	16,125
Cameron International Corp.
1.150%, 12/15/2016	235,000	233,712
CGG SA
6.500%, 06/01/2021	130,000	108,550
Chesapeake Oilfield Finance, Inc.
6.625%, 11/15/2019	125,000	99,375
CNOOC Finance 2014
4.875%, 04/30/2044	200,000	207,143
ConocoPhillips Co.
1.050%, 12/15/2017	125,000	124,103
Energy Partners Ltd.
8.250%, 02/15/2018	125,000	75,937
Forest Oil Corp.
7.250%, 06/15/2019 (b)	85,000	19,125
Halcon Resources Corp.
8.875%, 05/15/2021	145,000	96,062
Kinder Morgan, Inc.
5.300%, 12/01/2034	250,000	233,106
Linn Energy Finance Corp.
7.750%, 02/01/2021	140,000	109,550
Memorial Resource Development Corp.
5.875%, 07/01/2022	80,000	77,656
Nuverra Environmental Solutions, Inc.
9.875%, 04/15/2018	145,000	109,475
Peabody Energy Corp.
7.875%, 11/01/2026	145,000	49,300

Petrobras International Finance Co.
5.375%, 01/27/2021	150,000	144,645
Petroleos Mexicanos
3.500%, 01/30/2023	150,000	142,680
6.375%, 01/23/2045	150,000	154,688
Rice Energy, Inc.
6.250%, 05/01/2022	75,000	74,813
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021	80,000	82,000
Schlumberger Investment
2.400%, 08/01/2022 (a)	250,000	240,406
Sinopec Group Overseas Development 2015
2.500%, 04/28/2020 (a)	300,000	295,814
Statoil
2.450%, 01/17/2023	150,000	144,805
Stone Energy Corp.
7.500%, 11/15/2022	125,000	109,375
Sunoco Logistics Partners Operations LP
5.300%, 04/01/2044	140,000	127,916
Swift Energy Co.
8.875%, 01/15/2020	126,000	51,030
Talisman Energy, Inc.
5.750%, 05/15/2035	100,000	93,933
Total Capital International
0.750%, 01/25/2016	455,000	455,740
		3,690,714
Financials - 20.7%
Abbey National Treasury Services
4.000%, 04/27/2016	200,000	204,693
ABN AMRO Bank NV
1.375%, 01/22/2016 (a)	265,000	265,964
Affiliated Managers Group
3.500%, 08/01/2025	250,000	242,617
Ally Financial, Inc.
5.125%, 09/30/2024	175,000	176,094
American Campus Communities
4.125%, 07/01/2024	200,000	200,275
American Express Co.
1.550%, 05/22/2018	200,000	198,625
American Express Credit
1.125%, 06/05/2017	200,000	199,303
American Tower Corp.
3.400%, 02/15/2019	100,000	102,418
AmeriGas Finance
7.000%, 05/20/2022	125,000	133,125
Australia & New Zealand Banking Group
1.250%, 06/13/2017	250,000	250,503
Bank of America Corp.
2.000%, 01/11/2018	100,000	100,389
2.250%, 04/21/2020	300,000	294,872
5.625%, 07/01/2020	100,000	112,830
4.000%, 04/01/2024	100,000	101,944

Bank of Montreal
0.800%, 11/06/2015	244,000	244,345
Bank of New York Mellon Corp.
0.700%, 10/23/2015	150,000	150,074
Bank of Nova Scotia
2.050%, 06/05/2019	250,000	249,048
Bank of Tokyo Mitsubishi
1.650%, 02/26/2018 (a)	100,000	99,691
Berkshire Hathaway Finance Corp.
0.950%, 08/15/2016	200,000	200,453
BioMed Realty LP
3.850%, 04/15/2016	180,000	183,419
Capital One Financial Corp.
1.000%, 11/06/2015	200,000	199,715
Carlyle Holdings II Finance
5.625%, 03/30/2043 (a)	195,000	203,022
Caterpillar Financial Services Corp.
0.700%, 11/06/2015	200,000	200,245
CBS Outdoor Americas Capital
5.625%, 02/15/2024	75,000	76,969
Citigroup, Inc.
1.350%, 03/10/2017	200,000	200,000
4.500%, 01/14/2022	100,000	107,868
Commonwealth Bank of Australia
1.625%, 03/12/2018	300,000	301,052
Corporate Office Properties LP
3.700%, 06/15/2021	200,000	198,398
Covidien International Finance
2.950%, 06/15/2023	100,000	97,938
Credit Suisse New York
1.375%, 05/26/2017	300,000	299,861
Daimler Finance North America, LLC
1.250%, 01/11/2016 (a)	150,000	150,452
1.650%, 03/02/2018 (a)	250,000	249,024
Digital Realty Trust LP
3.625%, 10/01/2022	200,000	195,362
EPR Properties
5.750%, 08/15/2022	75,000	80,657
Export-Import Bank of Korea
1.250%, 11/20/2015	100,000	100,206
Federal Realty Investment Trust
4.500%, 12/01/2044	300,000	292,421
Fifth Third Bank
1.450%, 02/28/2018	200,000	198,604
Fondo Mivivienda
3.375%, 04/02/2019 (a)	150,000	151,500
Ford Motor Credit
2.500%, 01/15/2016	125,000	126,027
General Electric Capital Corp.
1.600%, 11/20/2017	150,000	150,979
5.875%, 01/14/2038	100,000	119,843

Goldman Sachs Group, Inc.
5.250%, 07/27/2021	200,000	222,278
HCP, Inc.
2.625%, 02/01/2020	225,000	222,968
Hub International
7.875%, 10/01/2021 (a)	100,000	102,250
Huntington National Bank
2.200%, 04/01/2019	250,000	248,735
Icahn Enterprises
3.500%, 03/15/2017	100,000	100,875
ICICI Bank Ltd.
3.500%, 03/18/2020 (a)	200,000	203,326
ING Bank
3.000%, 09/01/2015 (a)	200,000	200,684
3.750%, 03/07/2017 (a)	150,000	155,918
Invesco Finance
3.125%, 11/30/2022	250,000	247,363
iStar Financial, Inc.
5.000%, 07/01/2019	80,000	79,200
JPMorgan Chase & Co.
2.250%, 01/23/2020	450,000	442,493
Kimco Realty Corp.
3.125%, 06/01/2023	200,000	191,826
Korea Development Bank
1.000%, 01/22/2016	250,000	250,526
Lender Processing Services, Inc.
5.750%, 04/15/2023	50,000	52,875
Lloyds Bank
2.300%, 11/27/2018	200,000	202,279
Macquarie Bank Ltd
2.400%, 01/21/2020 (a)	250,000	249,182
Met Life Global Funding I
3.000%, 01/10/2023 (a)	200,000	196,737
Mitsubishi UFJ Trust & Bank
1.600%, 10/16/2017 (a)	250,000	249,670
Morgan Stanley
1.750%, 02/25/2016	125,000	125,521
5.500%, 07/24/2020	200,000	224,444
Nationstar Mortgage
6.500%, 08/01/2018	75,000	75,281
Nationwide Mutual Insurance Co.
4.950%, 04/22/2044 (a)	100,000	96,304
New York Life Global Funding
1.125%, 03/01/2017 (a)	200,000	199,886
2.150%, 06/18/2019 (a)	200,000	200,628
Nippon Life Insurance Co.
5.100%, 10/16/2044 (a) ^	250,000	262,813
Nissan Motor Acceptance Corp.
1.950%, 09/12/2017 (a)	100,000	100,726
PACCAR Financial Corp.
1.150%, 08/16/2016	100,000	100,476

People's United Financial, Inc.
3.650%, 12/06/2022	150,000	149,307
PNC Bank
0.800%, 01/28/2016	200,000	200,296
Post Apartment Homes LP
3.375%, 12/01/2022	175,000	169,285
Principal Financial Group, Inc.
3.125%, 05/15/2023	150,000	145,894
Reliance Standard Life II
2.375%, 05/04/2020 (a)	400,000	396,350
Schaeffler Finance
4.250%, 05/15/2021 (a)	75,000	73,500
SLM Corp.
5.000%, 06/15/2018	75,000	74,906
6.200%, 03/15/2019 ^	29,000	28,688
Societe Generale
2.750%, 10/12/2017	150,000	153,828
Springleaf Finance Corp.
6.500%, 09/15/2017	40,000	42,050
6.900%, 12/15/2017	42,000	44,625
Sumitomo Mitsui Banking Corp.
3.000%, 01/18/2023	200,000	195,659
Symetra Financial Corp.
4.250%, 07/15/2024	250,000	249,877
Synchrony Financial
4.250%, 08/15/2024	250,000	251,534
Synovus Financial Corp.
5.125%, 06/15/2017	135,000	138,375
Toyota Motor Credit Corp.
1.250%, 10/05/2017	250,000	250,720
2.000%, 10/24/2018	100,000	100,971
UBS
2.375%, 08/14/2019	250,000	250,126
Ventas Realty
3.500%, 02/01/2025	250,000	240,783
Wells Fargo & Co.
1.500%, 01/16/2018	200,000	199,699
		15,772,562
Health Care - 3.5%
AbbVie, Inc.
1.200%, 11/06/2015	175,000	175,174
Actavis Funding Services
4.850%, 06/15/2044	150,000	145,271
Aetna, Inc.
2.750%, 11/15/2022	200,000	189,011
Agilent Technologies, Inc.
3.200%, 10/01/2022	300,000	290,422
Allergan, Inc.
1.350%, 03/15/2018	100,000	97,941
Becton Dickinson
3.875%, 05/15/2024	200,000	201,143

Catholic Health Initiatives
2.950%, 11/01/2022	100,000	97,633
Centene Corp.
4.750%, 05/15/2022	50,000	51,750
Dignity Health
4.500%, 11/01/2042	150,000	139,549
Eli Lilly & Co.
1.950%, 03/15/2019	150,000	150,203
2.750%, 06/01/2025	350,000	338,556
HCA, Inc.
5.875%, 05/01/2023	75,000	79,875
5.375%, 02/01/2025	100,000	101,880
Health Net, Inc.
6.375%, 06/01/2017	50,000	53,063
DPX Holdings
7.500%, 02/01/2022 (a)	75,000	78,469
Kindred Healthcare, Inc.
8.000%, 01/15/2020 (a)	100,000	107,250
Medtronic, Inc.
3.625%, 03/15/2024	150,000	153,939
Tenet Healthcare Corp.
4.750%, 06/01/2020	172,000	175,440
		2,626,569
Industrials - 4.1%
ADT Corp.
4.125%, 06/15/2023	100,000	94,000
Bombardier, Inc.
6.125%, 01/15/2023 (a)	125,000	111,562
Burlington Northern Santa Fe
4.450%, 03/15/2043	200,000	194,755
Canadian National Railway Co.
2.250%, 11/15/2022	150,000	143,420
Carlson Travel Holdings, Inc.
7.500%, 08/15/2019 (a)	75,000	76,312
Case New Holland, Inc.
7.875%, 12/01/2017	150,000	165,000
Caterpillar, Inc.
4.300%, 05/15/2044	150,000	147,714
Eaton Corp.
4.000%, 11/02/2032	150,000	145,636
General Dynamics Corp.
1.000%, 11/15/2017	200,000	199,421
Griffon Corp.
5.250%, 03/01/2022	75,000	74,906
Harsco Corp.
5.750%, 05/15/2018	40,000	41,300
Hutchison Whampoa International 12 II Ltd.
2.000%, 11/08/2017 (a)	200,000	201,259
Illinois Tool Works, Inc.
1.950%, 03/01/2019	150,000	150,835
Manitowoc Company, Inc.
8.500%, 11/01/2020	130,000	137,962

Penske Truck Leasing Co. LP
2.875%, 07/17/2018 (a)	150,000	152,904
Rexel
5.250%, 06/15/2020 (a)	75,000	78,375
Roper Industries, Inc.
3.125%, 11/15/2022	150,000	145,459
Stanley Black & Decker, Inc.
2.900%, 11/01/2022	225,000	221,683
Teekay Offshore Partners
6.000%, 07/30/2019	90,000	81,675
Titan International, Inc.
6.875%, 10/01/2020	130,000	120,088
US Airways Group, Inc.
6.125%, 06/01/2018	55,000	57,228
Valmont Industries, Inc.
5.000%, 10/01/2044	300,000	272,691
Waterjet Holdings, Inc.
7.625%, 02/01/2020 (a)	75,000	78,375
		3,092,560
Information Technology - 2.7%
Advanced Micro Devices, Inc.
7.500%, 08/15/2022	100,000	88,750
Alibaba Group Holding
2.500%, 11/28/2019 (a)	250,000	247,526
Amkor Technology, Inc.
6.375%, 10/01/2022	125,000	127,031
Arrow Electronics, Inc.
3.000%, 03/01/2018	100,000	101,645
Baidu, Inc.
2.250%, 11/28/2017	250,000	251,649
BMC Software, Inc.
7.250%, 06/01/2018	135,000	125,044
Dell, Inc.
5.650%, 04/15/2018	75,000	78,844
Fiserv, Inc.
3.500%, 10/01/2022	200,000	199,404
Intel Corp.
1.350%, 12/15/2017	150,000	150,001
Iron Mountain, Inc.
5.750%, 08/15/2024	88,000	88,385
Juniper Networks, Inc.
3.300%, 06/15/2020	250,000	252,053
Oracle Corp.
2.250%, 10/08/2019	200,000	201,280
2.500%, 10/15/2022	100,000	96,456
Sensata Technologies
5.625%, 11/01/2024 (a)	80,000	83,100
		2,091,168
Materials - 3.2%
Agrium, Inc.
3.150%, 10/01/2022	115,000	111,679

Airgas, Inc.
3.250%, 10/01/2015	200,000	200,756
AK Steel Corp.
7.625%, 05/15/2020	145,000	121,437
Aleris International, Inc.
7.875%, 11/01/2020	75,000	78,188
ArcelorMittal
7.000%, 02/25/2022	100,000	108,250
Ashland, Inc.
3.875%, 04/15/2018	95,000	97,969
Codelco
4.500%, 08/13/2023 (a)	150,000	158,422
Constellium NV
5.750%, 05/15/2024 (a)	75,000	67,125
Dow Chemical Co.
3.000%, 11/15/2022	150,000	144,539
Glencore Funding, LLC
2.875%, 04/16/2020 (a)	250,000	245,314
Hexion U.S. Finance Corp.
6.625%, 04/15/2020	100,000	92,250
Nexeo Solutions Finance Corp.
8.375%, 03/01/2018	75,000	69,750
PPG Industries, Inc.
1.900%, 01/15/2016	200,000	201,371
Rentech Nitrogen Finance Corp.
6.500%, 04/15/2021 (a)	75,000	75,375
Signode Industrial Group
6.375%, 05/01/2022 (a)	75,000	73,125
Sociedad Quimica Y Minera
4.375%, 01/28/2025 (a)	200,000	183,849
Southern Copper Corp.
5.250%, 11/08/2042	275,000	240,031
SunCoke Energy Partners
7.375%, 02/01/2020 (a)	75,000	76,125
Teck Resources Ltd.
4.500%, 01/15/2021	90,000	86,499
		2,432,054
Telecommunication Services - 2.6%
America Movil
4.375%, 07/16/2042	150,000	139,674
AT&T, Inc.
2.625%, 12/01/2022	200,000	188,215
4.800%, 06/15/2044	150,000	140,252
Cincinnati Bell, Inc.
8.375%, 10/15/2020	125,000	131,875
Discovery Communications, Inc.
3.450%, 03/15/2025	300,000	282,073
Frontier Communications Corp.
9.000%, 08/15/2031	125,000	114,375
Level 3 Financing, Inc.
5.375%, 08/15/2022	100,000	101,375

SES Global Americas Holdings
2.500%, 03/25/2019 (a)	150,000	149,591
Sprint Nextel Corp.
6.000%, 11/15/2022	185,000	169,506
Telefonica Emisiones
5.134%, 04/27/2020	200,000	219,011
Verizon Communications
6.400%, 09/15/2033	75,000	86,187
3.850%, 11/01/2042	150,000	124,279
Windstream Corp.
7.750%, 10/15/2020	150,000	147,375
		1,993,788
Utilities - 2.2%
American Electric Power Co., Inc.
2.950%, 12/15/2022	250,000	243,033
Colbun
4.500%, 07/10/2024 (a)	200,000	200,247
Electricite de France
2.150%, 01/22/2019 (a)	200,000	201,523
Florida Power Corp.
5.900%, 03/01/2033	100,000	116,142
GDF Suez
2.875%, 10/10/2022 (a)	125,000	123,209
Georgia Power Co.
0.625%, 11/15/2015	250,000	250,039
NextEra Energy Capital Holdings, Inc.
2.700%, 09/15/2019	125,000	125,961
NRG Energy, Inc.
7.875%, 05/15/2021	125,000	133,750
Pacific Gas & Electric Co.
3.250%, 06/15/2023	175,000	174,192
PPL Energy Supply LLC
4.600%, 12/15/2021	152,000	139,650
		1,707,746
Total Corporate Bonds
(Cost $41,367,426)		40,309,179

MUNICIPAL BONDS - 14.2%
Alaska International Airport Revenue
Series B
5.000%, 10/01/2028 - NATL Insured	200,000	200,546
Cape Girardeau County, Missouri School District 2
4.000%, 04/01/2026 - BAM Insured	500,000	532,905
Chicago, Illinois Board of Education
3.400%, 12/01/2015	430,000	427,626
Series B
5.000%, 12/01/2018 - AMBAC Insured	400,000	413,108
Chicago, Illinois O'Hare International Airport Revenue
Series 2003, C-2
5.250%, 01/01/2030 - AGM Insured	620,000	621,730
5.250%, 01/01/2034 - XLCA Insured	1,745,000	1,746,658

Citizens Property Insurance Corp., Florida
Series A1
5.000%, 06/01/2022	200,000	228,518
5.000%, 06/01/2025	200,000	232,378
Detroit, Michigan Water Supply System Revenue
Series B
5.500%, 07/01/2035 - BHAC, FGIC Insured	185,000	200,096
Fort Bend County, Texas Municipal Utility District #25
4.000%, 10/01/2025 - BAM Insured	250,000	264,640
Gulfport, Mississippi Memorial Hospital Revenue
Series A
5.750%, 07/01/2031	85,000	85,201
Harris County, Texas Municipal Utility District #165
5.000%, 03/01/2030 - BAM Insured	325,000	366,899
Horatio, Arkansas School District #55
4.750%, 08/01/2024	150,000	146,731
Illinois Sports Facilities Authority
5.000%, 06/15/2022	175,000	195,158
Johnson City, Tennessee Health & Educational Facilities Board Hospital Revenue
Series 2000 B
5.125%, 07/01/2025 - NATL Insured	135,000	135,302
Kankakee, Illinois
4.000%, 01/01/2025	250,000	263,735
Macon & DeWitt Counties Illinois Community United School District #2
4.500%, 10/01/2020 - AGM Insured	545,000	582,136
Maine Housing Authority Mortgage Revenue
Series A1
3.050%, 11/15/2025	250,000	241,325
Marshall, Michigan Public School District
4.000%, 11/01/2027	260,000	276,047
Minneapolis, Minnesota Health Care Systems Revenue
Series B
5.000%, 05/15/2021 - NATL Insured	50,000	50,108
Minnesota Housing Finance Agency
Series C
3.200%, 01/01/2025 - GNMA, FNMA, FHLMC Insured	245,000	242,229
New Jersey Transportation Trust Fund Authority
Series D
5.000%, 12/15/2023	635,000	687,191
New York State Housing Finance Agency
Series B
3.950%, 11/01/2034 - FNMA, FHLMC Insured	500,000	506,535
Niagara, New York Frontier Transportation Authority
Series A
5.000%, 04/01/2023	250,000	282,255
Oak Creek, Wisconsin
Series A
4.000%, 06/01/2026	300,000	332,310
Ohio State Water Development Authority Revenue
Series B
2.200%, 06/01/2033 ^	350,000	353,070

Oregon State Housing & Community Services Department Revenue
Series A
4.050%, 01/01/2020	95,000	103,019
Pittsburgh & Allegheny County, Pennsylvania Sports & Exhibition Authority
Series B
0.450%, 11/01/2039 - AGM Insured ^	500,000	500,000
Taft, California Public Financing Authority Revenue
6.050%, 01/01/2017 - NATL, IBC Insured	105,000	105,400
Tennessee Housing Development Agency Revenue
Series 1A
4.000%, 07/01/2039	330,000	351,552
Wisconsin State Health & Educational Facilities Authority
Series B
5.125%, 08/15/2030	150,000	154,976
Total Municipal Bonds
(Cost $10,894,832)		10,829,384

U.S. GOVERNMENT & AGENCY SECURITIES - 9.0%
Federal Home Loan Mortgage Association
Series K-712, Class X1
1.502%, 11/25/2019 ^ (c)	1,219,719	59,864
Series 293, Class IO
4.000%, 11/15/2032 (c)	1,615,548	285,140
Series 3293, Class MP
5.500%, 03/15/2037	189,628	213,140
Federal Home Loan Mortgage Corporation Pool
6.000%, 08/01/2022, #J05364	256,805	277,124
5.000%, 01/01/2024, #C90779	190,107	209,151
2.500%, 08/01/2032, #C91531	291,424	287,223
3.000%, 10/01/2032, #D99625	195,637	199,293
4.000%, 10/01/2040, #G06061	378,401	402,262
4.000%, 08/01/2042, #Q10153	391,918	416,384
Federal National Mortgage Association
Series 2013-M3, Class X1
4.217%, 02/25/2016 ^ (c)	427,164	700
Series 2013-M4, Class X1
4.087%, 02/25/2018 ^ (c)	339,557	26,323
Series 2012-M8, Class X1
2.240%, 12/25/2019 ^ (c)	1,271,136	70,078
Series 2012-M3, Class X1
0.440%, 01/25/2022 ^ (c)	3,290,189	57,257
Series 2012-M2, Class X
0.900%, 02/25/2022 ^ (c)	1,479,738	59,929
Series 2012-34, Class PC
5.500%, 01/25/2032	109,485	119,520
Series 2012-90, Class DA
1.500%, 03/25/2042	130,016	124,917

Federal National Mortgage Association Pool
4.066%, 07/01/2020, #465491	287,149	311,561
2.500%, 06/01/2023, #AB9602	302,562	310,257
5.170%, 06/01/2028, #468516	237,625	262,812
4.500%, 06/01/2034, #MA1976	353,334	385,798
6.500%, 12/01/2036, #888112	74,539	86,988
5.500%, 05/01/2037, #916933	92,481	104,538
4.500%, 04/01/2039, #930922	373,808	407,225
4.500%, 04/01/2041, #AH9719	262,186	284,311
4.500%, 04/01/2041, #AL0215	100,830	109,354
4.000%, 03/01/2045, #AY6502	690,360	731,900
Government National Mortgage Association
Series 2008-51, Class AY
5.500%, 06/16/2023	325,152	361,411
Series 2013-144, Class UI
4.500%, 10/16/2028 (c)	1,423,248	145,068
Series 2011-27, Class B
3.000%, 09/16/2034	150,000	153,170
Series 2011-6, Class AC
2.850%, 12/16/2037	85,685	85,914
Series 2012-109, Class AB
1.388%, 09/16/2044	84,033	82,308
Government National Mortgage Association Pool
4.500%, 11/20/2033, #003470	185,882	202,000
Total U.S. Government & Agency Securities
(Cost $6,797,076)		6,832,920

MORTGAGE BACKED SECURITIES - 8.8%
Bank of America Commercial Mortgage Trust
Series 2005-6, Class AM
5.328%, 09/10/2047 ^	95,000	95,953
Series 2007-4, Class AM
6.003%, 02/10/2051 ^	256,000	275,194
Series 2008-1, Class AM
6.473%, 02/10/2051 ^	250,000	272,927
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class AM
5.449%, 12/11/2040 ^	150,000	152,298
Series 2006-PW13, Class AM
5.582%, 09/11/2041 ^	102,000	106,349
CD Commercial Mortgage Trust
Series 2005-CD1, Class AM
5.380%, 07/15/2044 ^	80,000	80,561
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A4
4.023%, 03/12/2047	500,000	531,703
Commercial Mortgage Trust
Series 2014-UBS5, Class A4
3.838%, 09/12/2047	750,000	782,492
Credit Suisse Mortgage Trust
Series 2006-C1, Class AJ
5.639%, 02/15/2039 ^	300,000	304,649

CS First Boston Commercial Mortgage Trust
Series 2003-29, Class 2A3
5.500%, 12/25/2033	86,114	88,875
Greenpoint Mortgage
Series 2003-1, Class A1
2.782%, 10/25/2033 ^	386,638	382,020
GS Mortgage Securities Trust
Series 2006-GG8, Class AM
5.591%, 11/10/2039	150,000	157,154
Series 2011-GC5, Class A4
3.707%, 08/10/2044	569,000	602,167
Series 2007-GG10, Class A4
5.989%, 08/10/2045 ^	269,357	287,682
Series 2014-GC18, Class A4
4.074%, 01/10/2047	500,000	532,907
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class AM
4.999%, 10/15/2042 ^	140,000	140,111
Master Asset Securitization Trust
Series 2003-4, Class 1A1
5.750%, 05/25/2033	304,656	309,114
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class A4
3.306%, 05/15/2046	500,000	498,195
Morgan Stanley Capital I Trust
Series 2007-T27, Class AM
5.826%, 06/11/2042 ^	150,000	159,488
Morgan Stanley Mortgage Trust
Series 35
0.812%, 05/20/2021 ^	27,591	27,672
Residential Funding Mortgage Security I
Series 2004-S3, Class A1
4.750%, 03/25/2019	127,524	127,936
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class AJ
5.486%, 08/15/2039 ^	131,191	132,104
UBS - Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 08/10/2049	500,000	505,324
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class AMFX
5.179%, 07/15/2042 ^	4,132	4,134
Series 2005-C21, Class AM
5.432%, 10/17/2044 ^	173,000	173,681
Total Mortgage Backed Securities
(Cost $6,861,168)		6,730,690

U.S. TREASURY SECURITIES - 7.7%
U.S. Treasury Bonds
3.500%, 02/15/2039	1,500,000	1,617,421
2.875%, 05/15/2043	2,000,000	1,906,250
2.500%, 02/15/2045	450,000	396,131
U.S. Treasury Notes
1.750%, 07/31/2015	500,000	500,742
1.375%, 04/30/2020	250,000	247,285
1.625%, 08/15/2022	250,000	242,363
2.250%, 11/15/2024	1,000,000	993,984
Total U.S. Treasury Securities
(Cost $6,038,048)		5,904,176
	Shares
EXCHANGE TRADED FUNDS - 3.5%
iShares Barclays 1-3 Year Credit Bond Fund	3,372	355,173
iShares Barclays CMBS Bond Fund	1,858	95,539
iShares iBoxx $ High Yield Corporate Bond Fund	4,990	443,112
iShares iBoxx Investment Grade Corporate Bond Fund	9,171	1,061,268
iShares MBS Bond Fund	3,010	326,946
iShares National AMT-Free Muni Bond Fund	1,425	154,199
SPDR Nuveen Barclays Short Term Municipal Bond Fund	10,000	242,800
Total Exchange Traded Funds
(Cost $2,715,188)		2,679,037

SHORT-TERM INVESTMENT - 3.4%
First American Government Obligations Fund - Class Z, 0.01% (d)
Total Short-Term Investment
(Cost $2,570,663)	2,570,663	2,570,663

Total Investments - 99.5%
(Cost $77,244,401)		75,856,049
Other Assets and Liabilities, Net - 0.5%		403,403
Total Net Assets - 100.0%		$76,259,452

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of June 30, 2015 the market value of these investments were $8,433,100, or 11.1% of total net assets.

(b)	Security in default at June 30, 2015.
^	Variable rate security - The rate shown is the rate in effect as of June 30, 2015.
(c)	Interest only security.
(d)	The rate shown is the annualized seven-day effective yield as of June 30, 2015.
AGM - Assured Guaranty Corporation
AMBAC - American Municipal Bond Assurance Corporation
BAM - Build America Mutual Assurance Company
BHAC - Berkshire Hathaway Assurance Corporation
FGIC - Federal Guaranty Insurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
IBC - Insured Bond Certficate
NATL - National Public Finance Guarantee Corporation
XLCA - XL Capital Insurance, Inc.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2015, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$40,309,179	$-	$40,309,179
Municipal Bonds	-	10,829,384	-	10,829,384
U.S. Government & Agency Securities	-	6,832,920	-	6,832,920
Mortgage-Backed Securities	-	6,730,690	-	6,730,690
U.S. Treasury Securities	-	5,904,176	-	5,904,176
Exchange Traded Funds	2,679,037	-	-	2,679,037
Short-Term Investment	2,570,663		-	2,570,663
Total Investments	$5,249,700	$70,606,349	$-	$75,856,049

Transfers between levels are recognized at the end of the reporting period.  During the period ended June 30, 2015, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

Great Lakes Disciplined Equity Fund
Schedule of Investments
June 30, 2015 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 99.1%
Consumer Discretionary - 19.8%
Advance Auto Parts, Inc.	1,224	$194,971
Amazon.com, Inc. *	4,186	1,817,101
AutoZone, Inc. *	1,300	866,970
Darden Restaurants, Inc.	11,680	830,214
Delphi Automotive	1,900	161,671
DIRECTV *	7,600	705,204
General Motors Co.	33,100	1,103,223
LKQ Corp. *	22,200	671,439
Lowe's Companies, Inc.	10,000	669,700
Macy's, Inc.	11,500	775,905
Nike, Inc. - Class B	5,300	572,506
Target Corp.	6,000	489,780
TripAdvisor, Inc. *	1,900	165,566
Twenty First Century Fox, Inc. - Class A	23,000	748,535
Urban Outfitters, Inc. *	10,800	378,000
Whirlpool Corp.	1,500	259,575
		10,410,360
Consumer Staples - 10.8%
Altria Group, Inc.	32,350	1,582,239
Archer-Daniels-Midland Co.	9,760	470,627
Bunge Ltd.	5,986	525,571
ConAgra Foods, Inc.	19,600	856,912
Kroger Co.	20,975	1,520,897
Tyson Foods, Inc. - Class A	12,500	532,875
Wal-Mart Stores, Inc.	2,380	168,813
		5,657,934
Energy - 6.5%
Baker Hughes, Inc.	5,000	308,500
CONSOL Energy, Inc.	4,000	86,960
Devon Energy Corp.	4,000	237,960
Ensco - Class A	5,000	111,350
EOG Resources, Inc.	9,200	805,460
Marathon Petroleum Corp.	6,700	350,477
Phillips 66	15,250	1,228,540
Range Resources Corp.	2,400	118,512
Tesoro Corp.	2,000	168,820
		3,416,579

Financials - 14.2%
Allstate Corp.	3,800	246,506
American International Group, Inc.	7,500	463,650
AvalonBay Communities, Inc. - REIT	1,000	159,870
Bank of America Corp.	29,500	502,090
Berkshire Hathaway, Inc. - Class B *	4,629	630,053
Citigroup, Inc.	18,000	994,320
Markel Corp. *	1,000	800,680
MetLife, Inc.	24,000	1,343,760
Northern Trust Corp.	2,800	214,088
Prudential Financial, Inc.	4,400	385,088
T. Rowe Price Group, Inc.	6,800	528,564
Torchmark Corp.	2,400	139,728
Travelers Companies, Inc.	9,000	869,940
Zions Bancorporation	5,900	187,237
		7,465,574
Health Care - 12.1%
AmerisourceBergen Corp.	11,279	1,199,409
Anthem, Inc.	9,096	1,493,017
Cardinal Health, Inc.	12,673	1,060,097
Cigna Corp.	1,670	270,540
Express Scripts Holding Co. *	6,400	569,216
Gilead Sciences, Inc.	2,100	245,868
McKesson Corp.	2,900	651,949
Merck & Co., Inc.	2,200	125,246
Quest Diagnostics, Inc.	10,621	770,235
		6,385,577
Industrials - 7.7%
Boeing Co.	10,000	1,387,200
C.H. Robinson Worldwide, Inc.	3,500	218,365
Deere & Co.	7,800	756,990
Expeditors International of Washington, Inc.	2,600	119,873
Honeywell International, Inc.	6,100	622,017
Masco Corp.	5,000	133,350
PACCAR, Inc.	6,686	426,633
Southwest Airlines Co.	7,000	231,630
Stanley Black & Decker, Inc.	1,400	147,336
		4,043,394
Information Technology - 17.5%
Accenture - Class A	3,100	300,018
Apple, Inc.	26,700	3,348,848
Cisco Systems, Inc.	34,000	933,640
Facebook, Inc. - Class A *	14,496	1,243,250
Fiserv, Inc. *	3,600	298,188
Intel Corp.	5,493	167,070
Lam Research Corp.	5,200	423,020
Microsoft Corp.	30,422	1,343,131
Oracle Corp.	10,400	419,120
Symantec Corp.	19,400	451,050
Xerox Corp.	27,700	294,728
		9,222,063

Materials - 1.8%
Dow Chemical Co.	15,600	798,252
Mosaic Co.	2,600	121,810
		920,062
Telecommunication Services - 5.2%
AT&T, Inc.	30,060	1,067,731
Level 3 Communications, Inc. *	6,700	352,889
Verizon Communications, Inc.	28,700	1,337,707
		2,758,327
Utilities - 3.5%
Entergy Corp.	8,100	571,050
FirstEnergy Corp.	8,900	289,695
PG&E Corp.	16,600	815,060
Public Service Enterprise Group, Inc.	4,200	164,976
		1,840,781
Total Common Stocks
(Cost $48,013,938)		52,120,651

CONTINGENT VALUE RIGHTS - 0.0%
Safeway Casa Ley * (a)	12,910	13,102
Safeway PDC, LLC * (a)	12,910	630
Total Contingent Value Rights
(Cost $0)		13,732

SHORT-TERM INVESTMENT - 0.7%
First American Government Obligations Fund - Class Z, 0.01% ^
Total Short-Term Investments
(Cost $342,096)	342,096	342,096

Total Investments - 99.8%
(Cost $48,356,034)		52,476,479
Other Assets and Liabilities, Net - 0.2%		111,118
Total Net Assets - 100.0%		$52,587,597

* Non-income producing security.
(a) Illiquid Security - A security is consdered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of June 30, 2015, the fair value of these investments was $13,732 or 0.0% of total net assets.  Information concerning the illquid security is as follows:

Security	Shares	Dates Acquired	Cost Basis
Safeway Casa Ley	12,910	1/15	$0
Safeway PDC, LLC	12,910	1/15	$0

^ Variable rate security - the rate shown is the annualized seven-day effective yield as of June 30, 2015.
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2015, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$52,120,651	$-	$-	$52,120,651
Contingent Value Rights	-	-	13,732	13,732
Short-Term Investment	342,096	-	-	342,096
Total Investments	$52,462,747	$-	$13,732	$52,476,479

Transfers between levels are recognized at the end of the reporting period.  During the period ended June 30, 2015, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did hold Level 3 investments during and at the end of the period, but they are deemed immaterial and do not require disclosure of valuation techniques and inputs used.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in
Securities
Balance as of 3/31/2015	$13,732
Accrued discounts/ premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Transfers in and/or out of Level 3	-
Balance as of 6/30/2015	$13,732
Net unrealized depreciation of Level 3 securities as of June 30, 2015	$13,732

Great Lakes Large Cap Value Fund
Schedule of Investments
June 30, 2015 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 95.6%
Consumer Discretionary - 3.5%
Harley-Davidson, Inc.	8,323	$469,001
Target Corp.	13,527	1,104,209
		1,573,210
Consumer Staples - 14.3%
Altria Group, Inc.	16,290	796,744
CVS Health Corp.	6,658	698,291
General Mills, Inc.	18,710	1,042,521
Kimberly-Clark Corp.	5,969	632,535
Kraft Foods Group, Inc.	6,030	513,394
Mondelez International, Inc.	22,861	940,502
PepsiCo, Inc.	8,280	772,855
Philip Morris International, Inc.	12,715	1,019,362
		6,416,204
Energy - 10.6%
Chevron Corp.	6,496	626,669
ConocoPhillips	6,827	419,246
National Oilwell Varco, Inc.	22,910	1,106,095
Phillips 66	5,530	445,497
Royal Dutch Shell - ADR	20,135	1,147,896
Schlumberger Ltd.	5,015	432,243
Spectra Energy Corp.	18,450	601,470
		4,779,116
Financials - 20.3%
ACE Ltd.	10,283	1,045,576
American Express Co.	19,590	1,522,535
Ameriprise Financial, Inc.	8,170	1,020,678
Bank of America Corp.	24,570	418,181
Berkshire Hathaway, Inc. - Class B *	10,300	1,401,933
Citigroup, Inc.	7,720	426,453
MetLife, Inc.	16,273	911,125
Plum Creek Timber Co., Inc. - REIT	14,755	598,610
Prudential Financial, Inc.	10,475	916,772
Wells Fargo & Co.	15,405	866,377
		9,128,240
Health Care - 10.8%
Abbott Laboratories	17,675	867,489
AbbVie, Inc.	10,960	736,402
Aetna, Inc.	7,768	990,109
Amgen, Inc.	6,115	938,775
Cigna Corp.	3,289	532,818
Merck & Co., Inc.	14,100	802,713
		4,868,306

Industrials - 21.3%
3M Co.	4,990	769,957
Caterpillar, Inc.	15,650	1,327,433
Eaton Corp.	18,925	1,277,248
Emerson Electric Co.	18,268	1,012,595
General Electric Co.	50,190	1,333,548
Honeywell International, Inc.	11,900	1,213,443
Lockheed Martin Corp.	6,620	1,230,658
Norfolk Southern Corp.	3,990	348,567
Waste Management, Inc.	22,725	1,053,304
		9,566,753
Information Technology - 9.8%
Accenture - Class A	9,459	915,442
Apple, Inc.	4,925	617,718
Intel Corp.	27,593	839,241
Microsoft Corp.	18,850	832,228
Oracle Corp.	15,365	619,210
QUALCOMM, Inc.	9,110	570,559
		4,394,398
Materials - 1.0%
Dow Chemical Co.	8,763	448,403

Utilities - 4.0%
AGL Resources, Inc.	13,210	615,058
Duke Energy Corp.	8,050	568,491
Public Service Enterprise Group, Inc.	16,355	642,424
		1,825,973
Total Common Stocks
(Cost $39,539,655)		43,000,603

SHORT-TERM INVESTMENT - 4.0%
First American Government Obligations Fund - Class Z, 0.01% ^
Total Short-Term Investment
(Cost $1,816,345)	1,816,345	1,816,345

Total Investments - 99.6%
(Cost $41,356,000)		44,816,948
Other Assets and Liabilities, Net - 0.4%		171,171
Total Net Assets - 100.0%		$44,988,119

* Non-income producing security.
^ Variable rate security - The rate shown is the annualized seven-day effective yield as of June 30, 2015.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2015, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$43,000,603	$-	$-	$43,000,603
Short-Term Investment	1,816,345	-	-	1,816,345
Total Investments	$44,816,948	$-	$-	$44,816,948

Transfers between levels are recognized at the end of the reporting period.  During the period ended June 30, 2015, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

Great Lakes Small Cap Opportunity Fund
Schedule of Investments
June 30, 2015 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 96.1%
Consumer Discretionary - 18.4%
Apollo Group, Inc. - Class A *	103,666	$1,335,218
Cabela's, Inc. *	19,709	985,056
DreamWorks Animation SKG, Inc. - Class A *	147,396	3,888,306
Gildan Activewear, Inc. - Class A	46,186	1,535,223
John Wiley & Sons, Inc. - Class A	17,329	942,178
Live Nation Entertainment, Inc. *	71,641	1,969,411
Men's Wearhouse, Inc.	34,516	2,211,440
Sears Holdings Corp. *	35,398	945,127
Tupperware Brands Corp.	60,848	3,927,130
Zumiez, Inc. *	42,951	1,143,785
		18,882,874
Consumer Staples - 5.2%
Avon Products, Inc.	138,164	864,907
Chefs' Warehouse, Inc. *	160,831	3,416,050
Fresh Market, Inc. *	32,339	1,039,375
		5,320,332
Energy - 2.1%
Geospace Technologies Corp. *	92,343	2,128,506

Financials - 16.8%
Banco Latinoamericano de Comercio Exterior SA	129,362	4,162,869
BBCN Bancorp, Inc.	243,400	3,599,886
Clifton Bancorp, Inc.	134,687	1,884,271
Customers Bancorp, Inc. *	95,890	2,578,482
Horace Mann Educators Corp.	86,993	3,164,806
United Fire Group, Inc.	58,300	1,909,908
		17,300,222
Health Care - 7.1%
Bio-Rad Laboratories, Inc. - Class A *	17,286	2,603,445
Luminex Corp. *	181,536	3,133,311
Owens & Minor, Inc.	44,782	1,522,588
		7,259,344
Industrials - 22.4%
Actuant Corp. - Class A	177,698	4,103,047
Babcock & Wilcox Co. *	94,719	3,106,783
Graco, Inc.	20,415	1,450,077
Insteel Industries, Inc.	111,180	2,079,066
Kennametal, Inc.	85,934	2,932,068
Lindsay Corp.	31,251	2,747,275
MSC Industrial Direct Co., Inc. - Class A	35,589	2,483,045
Tetra Tech, Inc.	76,034	1,949,512
Thermon Group Holdings, Inc. *	44,960	1,082,187
TriMas Corp. *	34,796	1,029,962
		22,963,022

Information Technology - 19.8%
ADTRAN, Inc.	184,289	2,994,696
Checkpoint Systems, Inc.	150,937	1,536,539
Diebold, Inc.	83,609	2,926,315
I.D. Systems, Inc. *	49,548	302,243
Knowles Corp. *	100,954	1,827,268
Littelfuse, Inc.	15,653	1,485,313
Progress Software Corp. *	76,170	2,094,675
Rofin-Sinar Technologies, Inc. *	35,074	968,042
ScanSource, Inc. *	65,165	2,480,180
SeaChange International, Inc. *	229,701	1,610,204
WNS Holdings Ltd. - ADR *	79,024	2,113,892
		20,339,367
Materials - 4.3%
Intrepid Potash, Inc. *	368,359	4,398,206
Total Common Stocks
(Cost $97,978,190)		98,591,873

SHORT-TERM INVESTMENT - 3.2%
First American Government Obligations Fund - Class Z, 0.01% ^
Total Short-Term Investment
(Cost $3,315,861)	3,315,861	3,315,861

Total Investments - 99.3%
(Cost $101,294,051)		101,907,734
Other Assets and Liabilities, Net - 0.7%		670,202
Total Net Assets - 100.0%		$102,577,936

* Non-income producing security.
^ Variable rate security - The rate shown is the annualized seven-day effective yield as of June 30, 2015.
ADR - American Depositary Receipt.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2015, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$98,591,873	$-	$-	$98,591,873
Short-Term Investment	3,315,861	-	-	3,315,861
Total Investments	$101,907,734	$-	$-	$101,907,734

Transfers between levels are recognized at the end of the reporting period.  During the period ended June 30, 2015, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

	Great Lakes Bond Fund	Great Lakes Large Cap Value Fund
Cost of investments	$77,244,401	$41,356,000

Gross unrealized appreciation	595,440	4,989,063
Gross unrealized depreciation	(1,983,792)	(1,528,115)
Net unrealized appreciation/depreciation	$(1,388,352)	$3,460,948

	Great Lakes Disciplined Equity Fund	Great Lakes Small Cap Opportunity Fund
Cost of investments	$48,356,034	$101,294,051

Gross unrealized appreciation	5,231,996	6,211,499
Gross unrealized depreciation	(1,111,551)	(5,597,816)
Net unrealized appreciation	$4,120,445	$613,683

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  August 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  August 26, 2015

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  August 26, 2015